Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2012
Collection Period Start	1-Feb-12	Distribution Date	15-Mar-12
Collection Period End	29-Feb-12	30/360 Days	30
Beg. of Interest Period	15-Feb-12	Actual/360 Days	29
End of Interest Period	15-Mar-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	924,604,337.60	901,480,209.67	0.8551184
Total Securities		1,054,216,867.47	924,604,337.60	901,480,209.67	0.8551184
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	99,539,277.18	92,932,383.49	0.9293238
Class A-2b Notes	0.428500%	250,000,000.00	248,848,192.95	232,330,958.71	0.9293238
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	6,606,893.69	58,064.58	66.0689369	0.5806458
Class A-2b Notes	16,517,234.24	85,897.56	66.0689369	0.3435902
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,124,127.93	497,695.47

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,913,972.42
Monthly Interest				4,728,817.94
Total Monthly Payments				16,642,790.36

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				322,923.49
Aggregate Sales Proceeds Advance				2,265,520.55
Total Advances				2,588,444.04

Vehicle Disposition Proceeds:
Reallocation Payments				2,868,854.85
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,246,500.58
Excess Wear and Tear and Excess Mileage				3,313.15
Remaining Payoffs				0.00
Net Insurance Proceeds				484,060.94
Residual Value Surplus				35,407.32
Total Collections				30,869,371.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,391,898.85			126
Involuntary Repossession	306,945.00			16
Voluntary Repossession	154,982.00			8
Full Termination	-			-
Bankruptcy	15,029.00			1
Insurance Payoff		478,306.12		24
Customer Payoff			54,283.04	3
Grounding Dealer Payoff			6,069,834.02	266
Dealer Purchase			1,878,296.49	70
Total	2,868,854.85	478,306.12	8,002,413.55	514

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,609	1,019,163,088.25	7.00000%	924,604,337.60
Total Depreciation Received		(12,629,353.97)		(11,087,968.42)
Principal Amount of Gross Losses	(48)	(978,802.56)		(898,384.60)
Repurchase / Reallocation	-	-		-
Early Terminations	(92)	(1,988,246.40)		(1,816,654.48)
Scheduled Terminations	(449)	(10,138,602.90)		(9,321,120.43)
Pool Balance - End of Period	43,020	993,428,082.42		901,480,209.67

Remaining Pool Balance
Lease Payment				289,319,312.58
Residual Value				612,160,897.09
Total				901,480,209.67

III. DISTRIBUTIONS

Total Collections					30,869,371.24
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					30,869,371.24

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					384,505.81
3. Reimbursement of Sales Proceeds Advance					807,143.14
4. Servicing Fee:
Servicing Fee Due					770,503.61
Servicing Fee Paid					770,503.61
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,962,152.56

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					58,064.58

Class A-2 Notes Monthly Interest Paid					58,064.58
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					85,897.56

Class A-2 Notes Monthly Interest Paid					85,897.56
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	497,695.47
Total Note and Certificate Monthly Interest Paid	497,695.47
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,409,523.21

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,124,127.93

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,124,127.93
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,285,395.28

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,285,395.28
Gross Reserve Account Balance		21,098,648.29
Remaining Available Collections Released to Seller		5,285,395.28
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.00
Monthly Prepayment Speed		93%
Lifetime Prepayment Speed		72%

	$	units
Recoveries of Defaulted and Casualty Receivables	964,443.88
Securitization Value of Defaulted Receivables and Casualty Receivables	898,384.60	48
Aggregate Defaulted and Casualty Gain (Loss)	66,059.28
Pool Balance at Beginning of Collection Period	924,604,337.60
Net Loss Ratio	0.0071%

Cumulative Net Losses for all Periods	0.0462%	487,183.14

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,945,469.59	142
61-90 Days Delinquent	355,491.51	16
91-120+ Days Delinquent	168,896.47	8
Total Delinquent Receivables:	3,469,857.57	166
60+ Days Delinquencies as Percentage of Receivables	0.06%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,391,898.85	126
Securitization Value	2,559,637.49
Aggregate Residual Gain (Loss)	(167,738.64)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	7,406,391.81	374
Cumulative Securitization Value	8,090,798.87
Cumulative Residual Gain (Loss)	(684,407.06)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,460,071.71
Reimbursement of Outstanding Advance		807,143.14
Additional Advances for current period		2,265,520.55
Ending Balance of Residual Advance		2,918,449.12

Beginning Balance of Payment Advance		816,811.00
Reimbursement of Outstanding Payment Advance		384,505.81
Additional Payment Advances for current period		322,923.49
Ending Balance of Payment Advance		755,228.68

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of February 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No